Investor A C and Institutional [Member] Shareholder Fees - Investor A, C and Institutional - BlackRock Short Duration Muni Fund	Jun. 30, 2026
Investor C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Investor A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]

[1]	There is no CDSC on Investor C Shares after one year.
[2]	A contingent deferred sales charge (“CDSC”) of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.